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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment               [_]; Amendment Number: __

This Amendment (Check only one.):     [_] is a restatement.

                                      [_ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

   /s/ Paul Morris               New York, NY               August 13, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   42

Form I3F Information Table Value Total:   $264,323 (thousands)

List of Other Included Managers:

No.            Form 13F File Number            Name

1.             28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
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COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ALLIANCEBERNSTEIN HOLDING
LP                          UNIT LIMITED PARTN 01881G106   1,437     16,500 SH          SOLE            NONE          16,500
ALTRIA GROUP INC            COM                02209S103   5,443     77,600 SH          SOLE            NONE          77,600
AMERICAN EXPRESS CO         COM                025816109   6,760    110,500 SH          SOLE            NONE         110,500
ATLAS AMER INC              COM                049167109   8,355    155,500 SH          SOLE            NONE         155,500
ATLAS ENERGY RESOURCES LLC  COM                049303100   6,853    200,500 SH          SOLE            NONE         200,500
AUTOMATIC DATA PROCESSING
IN                          COM                053015103   4,038     83,300 SH          SOLE            NONE          83,300
BANK NEW YORK INC           COM                064057102   1,678     40,500 SH          SOLE            NONE          40,500
BERKSHIRE HATHAWAY INC DEL  CL A               084670108   8,539         78 SH          SOLE            NONE              78
BERKSHIRE HATHAWAY INC DEL  CL B               084670207  13,378      3,711 SH          SOLE            NONE           3,711
BIOFUEL ENERGY CORP         COM                09064Y109   1,656    155,500 SH          SOLE            NONE         155,500
CAPITAL PRODUCT PARTNERS
L P                         COM UNIT LP        Y11082107   6,542    229,400 SH          SOLE            NONE         229,400
CENVEO INC                  COM                15670S105  11,505    496,100 SH          SOLE            NONE         496,100
CVS CAREMARK CORPORATION    COM                126650100   4,046    111,000 SH          SOLE            NONE         111,000
EXXON MOBIL CORP            COM                30231G102   2,948     35,150 SH          SOLE            NONE          35,150
FIDELITY NATIONAL
FINANCIAL                   CL A               31620R105   5,226    220,500 SH          SOLE            NONE         220,500
FIRST AMERN CORP CALIF      COM                318522307   2,747     55,500 SH          SOLE            NONE          55,500
FORD MTR CO DEL             COM PAR $0.01      345370860   5,153    547,000 SH          SOLE            NONE         547,000
GENERAL ELECTRIC CO         COM                369604103   9,704    253,500 SH          SOLE            NONE         253,500
GOLDMAN SACHS GROUP INC     COM                38141G104     358      1,650 SH          SOLE            NONE           1,650
HUDSON CITY BANCORP         COM                443683107   8,716    713,220 SH          SOLE            NONE         713,220
JP MORGAN CHASE & CO        COM                46625H100   5,286    109,100 SH          SOLE            NONE         109,100
KAPSTONE PAPER &
PACKAGING CO                *W EXP 08/15/2009  48562P111   1,359    507,000 SH          SOLE            NONE         507,000
KAPSTONE PAPER &
PACKAGING CO                COM                48562P103   7,799   1,027,500SH          SOLE            NONE       1,027,500
KBR INC                     COM                48242W106   7,200    274,500 SH          SOLE            NONE         274,500
LEGG MASON INC              COM                524901105   2,164     22,000 SH          SOLE            NONE          22,000
LINN ENERGY LLC             UNIT LTD LIAB      536020100   8,795    283,535 SH          SOLE            NONE         283,535
MARSHALL & ILSLEY CORP      COM                571834100   7,788    163,500 SH          SOLE            NONE         163,500
MCDONALDS CORP              COM                580135101  16,802    331,000 SH          SOLE            NONE         331,000
MELLON FINL CORP            COM                58551A108  17,435    396,250 SH          SOLE            NONE         396,250
MORGAN STANLEY              COM NEW            617446448   6,920     82,500 SH          SOLE            NONE          82,500
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC     67059L102   4,247    111,000 SH          SOLE            NONE         111,000
ORACLE CORP                 COM                68389X105   5,416    274,800 SH          SOLE            NONE         274,800
QUEST RESOURCE CORP         COM                748349305     648     55,500 SH          SOLE            NONE          55,500
RANGE RES CORP              COM                75281A109   5,372    143,600 SH          SOLE            NONE         143,600
RESOURCE AMERICA INC        CL A               761195205   1,113     54,000 SH          SOLE            NONE          54,000
STAR GAS PARTNERS L P       UNIT LTD PARTNR    85512C105   5,272  1,182,000 SH          SOLE            NONE       1,182,000
TEEKAY CORPORATION          COM                Y8564W103   9,480    163,700 SH          SOLE            NONE         163,700
TRIARC COS INC              CL B SER 1         895927309   3,721    237,000 SH          SOLE            NONE         237,000
UNITED TECHNOLOGIES CORP    COM                913017109  11,739    165,500 SH          SOLE            NONE         165,500
VENOCO INC                  COM                92275P307   2,888    154,700 SH          SOLE            NONE         154,700
WAL MART STORES INC         COM                931142103   9,550    198,500 SH          SOLE            NONE         198,500
WELLS FARGO & CO NEW        COM                949746101   8,247    234,500 SH          SOLE            NONE         234,500
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